Financial Liabilities (Non-Current and Current) - Summary of Three Rating Agencies-standard & Poor's, Moody's and Fitch Ratings-rated Tim (Detail)	12 Months Ended
Dec. 31, 2017
STANDARD & POOR'S [member]
Disclosure Of Detailed Information About Line Of Credit [Line Items]
Rated credit exposures	BB+
Credit rating status	Positive
MOODY'S [member]
Disclosure Of Detailed Information About Line Of Credit [Line Items]
Rated credit exposures	Ba1
Credit rating status	Stable
FITCH RATINGS [member]
Disclosure Of Detailed Information About Line Of Credit [Line Items]
Rated credit exposures	BBB-
Credit rating status	Stable